Regulatory Matters - Regulatory Proceedings (Details) - USD ($) $ in Thousands	Aug. 01, 2023	Jun. 22, 2023	Apr. 27, 2023	Nov. 10, 2022
CalPeco Electric System
Regulatory Liabilities [Line Items]
Approved revenue increase			$ 26,979
St, Lawrence Gas
Regulatory Liabilities [Line Items]
Approved revenue increase		$ 5,249
Empire Electric System - Missouri
Regulatory Liabilities [Line Items]
Securitization of qualified extraordinary costs requested				$ 362,420
Empire Electric System - Missouri | Subsequent Event
Regulatory Liabilities [Line Items]
Securitization of qualified extraordinary costs affirmed	$ 290,383
Estimated one-time loss on securitization	$ 45,000